UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH	Nuveen Global High Income Fund Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		LONG-TERM INVESTMENTS – 137.7% (98.2% of Total Investments)

		CORPORATE BONDS – 113.9% (81.3% of Total Investments)

		Aerospace & Defense – 2.1%

$3,500		Bombardier Inc., 144A	8.750%	12/01/21	B	$3,836,875
1,000		Bombardier Inc., 144A	7.500%	3/15/25	B	1,026,250
1,700		TransDigm Inc.	6.375%	6/15/26	B–	1,712,750
2,400		Triumph Group Inc.	4.875%	4/01/21	B–	2,346,000
		Total Aerospace & Defense				8,921,875

		Air Freight & Logistics – 0.4%

2,000		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	1,825,000

		Airlines – 1.6%

2,047		Air Canada, 144A	7.750%	4/15/21	BB	2,236,348
3,000		Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	3,049,500
1,215		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	1,175,512
		Total Airlines				6,461,360

		Auto Components – 0.5%

1,000		American & Axle Manufacturing Inc.	6.250%	4/01/25	BB–	997,500
1,100		Tenneco Inc.	5.375%	12/15/24	BB+	1,113,750
		Total Auto Components				2,111,250

		Automobiles – 0.3%

1,350		Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	1,404,000

		Banks – 1.9%

1,752		Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	1,944,860
2,750		Popular Inc.	7.000%	7/01/19	BB–	2,805,000
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,653,173
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A–	489,467
		Total Banks				7,892,500

		Building Products – 1.3%

1,870		American Woodmark Corp, 144A	4.875%	3/15/26	BB	1,825,587
1,750		Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,758,750
1,000		Euramax International Inc., 144A	12.000%	8/15/20	B–	1,057,500
750		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B–	682,500
		Total Building Products				5,324,337

		Capital Markets – 1.3%

2,555		Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	2,705,106
2,500		Oppenheimer Holdings Inc.	6.750%	7/01/22	B+	2,568,750
		Total Capital Markets				5,273,856

		Chemicals – 3.0%

1,000		Chemours Co	5.375%	5/15/27	BB–	1,002,500
2,000		CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,129,400
2,550		FXI Holdings, Inc., 144A	7.875%	11/01/24	B	2,497,406
1,000		Hexion Inc., 144A	10.375%	2/01/22	CCC+	967,500
1,000		Hexion Inc.	6.625%	4/15/20	CCC+	932,500
1,800		Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	1,836,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	844,000
2,500		Tronox Inc., 144A, (WI/DD)	6.500%	4/15/26	B–	2,500,000
		Total Chemicals				12,709,306

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		Commercial Services & Supplies – 4.5%

$2,250		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B	$2,272,500
1,000		APX Group, Inc.	7.875%	12/01/22	B1	1,037,650
1,200		Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	1,110,000
2,000		Brinks Company, 144A	4.625%	10/15/27	BB+	1,855,000
3,000		Cimpress NV, 144A	7.000%	4/01/22	B+	3,127,500
2,755		Covanta Holding Corporation	5.875%	3/01/24	B1	2,699,900
1,265		GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	1,265,000
2,250		GFL Environmental Inc., 144A	5.375%	3/01/23	B–	2,210,625
2,000		Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	1,935,000
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	B	1,477,500
1,090	EUR	Waste Italia SPA, 144A, (4)	10.500%	11/15/19	N/R	20,118
		Total Commercial Services & Supplies				19,010,793

		Communications Equipment – 0.5%

2,000		ViaSat Inc., 144A	5.625%	9/15/25	BB–	1,925,600

		Construction & Engineering – 1.4%

1,000		AECOM Technology Corporation.	5.125%	3/15/27	BB–	966,250
2,500		Michael Baker Holdings LLC Finance Corporation, 144A	8.750%	3/01/23	Caa1	2,400,000
750		New Enterprise Stone & Lime Co Inc., 144A	6.250%	3/15/26	B+	750,937
1,100		Shea Homes LP, 144A	6.125%	4/01/25	BB–	1,112,375
500		Tutor Perini Corporation, 144A	6.875%	5/01/25	BB–	515,000
		Total Construction & Engineering				5,744,562

		Construction Materials – 1.0%

4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,102,000

		Consumer Finance – 1.8%

2,000		Ally Financial Inc.	4.625%	3/30/25	BB+	1,975,000
2,250		Credit Acceptance Corporation	7.375%	3/15/23	BB	2,342,812
2,000		Enova International, Inc., 144A	8.500%	9/01/24	B–	2,110,000
1,000		Navient Corporation	7.250%	9/25/23	BB	1,045,000
		Total Consumer Finance				7,472,812

		Containers & Packaging – 0.7%

1,938		Reynolds Group	5.750%	10/15/20	B+	1,962,443
1,000		W/S Packaging Holdings Inc., 144A, (WI/DD)	9.000%	4/15/23	B	1,015,000
		Total Containers & Packaging				2,977,443

		Diversified Consumer Services – 1.3%

1,965		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	C	157,200
1,946		Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	2,108,977
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B2	3,132,767
		Total Diversified Consumer Services				5,398,944

		Diversified Financial Services – 3.5%

2,000		CNG Holdings Inc., 144A	9.375%	5/15/20	CCC	1,970,000
2,860		Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	BB–	2,822,534
1,750		Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	10/01/25	BB	1,658,125
1,980		Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	1,920,600
2,250		Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,103,750
1,470		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,596,905
2,540		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,400,300
		Total Diversified Financial Services				14,472,214

		Diversified Telecommunication Services – 6.9%

1,500		CenturyLink Inc.	5.800%	3/15/22	BB	1,464,375
1,000		Consolidated Communications Finance Company	6.500%	10/01/22	B–	893,300
2,000		Embarq Corporation	7.995%	6/01/36	BB	1,885,000

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		Diversified Telecommunication Services (continued)

$2,500		Frontier Communications Corporation	6.250%	9/15/21	B	$2,184,375
2,000		Frontier Communications Corp, 144A	8.500%	4/01/26	BB	1,940,000
2,250		GCI Inc.	6.875%	4/15/25	B+	2,356,875
1,905		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	1,933,575
2,500		IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	2,628,125
750		IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	693,750
2,150		Level 3 Financing Inc.	5.250%	3/15/26	BB	2,026,375
2,000		Telecom Italia Capital	7.200%	7/18/36	BBB–	2,345,000
2,400		Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB	2,293,860
2,200		Windstream Corporation	6.375%	8/01/23	B	1,259,500
2,950		Xplornet Communications, Inc., 144A, (Cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	3,024,083
2,000		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,952,500
		Total Diversified Telecommunication Services				28,880,693

		Electric Utilities – 1.4%

2,500		ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	2,575,450
2,020		Intergen NV, 144A	7.000%	6/30/23	B1	2,020,000
1,369		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	1,351,249
		Total Electric Utilities				5,946,699

		Electronic Equipment, Instruments & Components – 0.8%

1,925		Ingram Micro Inc.	5.450%	12/15/24	BBB–	1,862,819
1,500		Itron Inc., 144A	5.000%	1/15/26	BB–	1,477,950
		Total Electronic Equipment, Instruments & Components				3,340,769

		Energy Equipment & Services – 3.2%

1,500		Bristow Group Inc., 144A	8.750%	3/01/23	B+	1,515,000
2,500		Ensco PLC.	7.750%	2/01/26	BB–	2,293,750
841		Noble Holding International Limited	7.750%	1/15/24	B	780,028
2,500		Oceaneering International Inc.	6.000%	2/01/28	BBB–	2,470,456
1,750		Pacific Drilling V Limited, 144A, (4)	7.250%	12/01/18	N/R	813,750
1,500		Parker Drilling Company	6.750%	7/15/22	B–	1,162,500
2,000		Precision Drilling Corporation, 144A	7.125%	1/15/26	BB	1,980,000
2,250		Transocean Inc., 144A	9.000%	7/15/23	B+	2,393,438
		Total Energy Equipment & Services				13,408,922

		Equity Real Estate Investment Trusts – 1.4%

1,250		Communications Sales & Leasing Inc., 144A	7.125%	12/15/24	BB–	1,131,250
3,500		Geo Group Inc.	6.000%	4/15/26	B+	3,430,000
1,250		iStar Inc.	5.250%	9/15/22	BB	1,209,375
		Total Equity Real Estate Investment Trusts				5,770,625

		Food & Staples Retailing – 0.8%

2,000		Rite Aid Corporation, 144A	6.125%	4/01/23	B	2,017,500
1,500		Supervalu Inc.	7.750%	11/15/22	B	1,443,750
		Total Food & Staples Retailing				3,461,250

		Food Products – 2.9%

2,500		Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	2,325,000
1,000		JBS USA LUX SA / JBA USA Finance Inc., 144A	5.750%	6/15/25	B	932,500
2,000		JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	B	1,920,000
2,000		Land O’ Lakes Incorporated, 144A	7.250%	6/15/66	BB	2,230,000
2,000		Marfrig Holding Europe BV, 144A	8.000%	6/08/23	BB–	2,012,500
3,000		Post Holdings Inc., 144A	5.625%	1/15/28	B	2,865,000
		Total Food Products				12,285,000

		Gas Utilities – 0.8%

2,000		Ferrellgas LP	6.750%	1/15/22	B–	1,895,000
1,680		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,617,000
		Total Gas Utilities				3,512,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		Health Care Providers & Services – 2.8%

$1,250		Community Health Systems, Inc.	6.875%	2/01/22	Caa2	$723,438
3,355		Community Health Systems, Inc.	6.250%	3/31/23	B2	3,090,794
1,000		HCA Inc.	5.250%	6/15/26	BBB–	1,013,000
2,050		Kindred Healthcare Inc.	8.750%	1/15/23	B–	2,167,875
2,000		Lifepoint Health Inc.	5.375%	5/01/24	Ba2	1,955,000
2,000		Tenet Healthcare Corp, 144A	4.625%	7/15/24	BB–	1,922,500
1,000		Tenet Healthcare Corporation	6.750%	6/15/23	B–	978,750
		Total Health Care Providers & Services				11,851,357

		Health Care Technology – 0.7%

2,995		Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	3,028,694

		Hotels, Restaurants & Leisure – 4.5%

2,750		1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	2,626,250
1,500		Buena Vista Gaming Authority, 144A	13.000%	4/01/23	B–	1,436,250
1,000		Carlson Travel, Inc., 144A	6.750%	12/16/23	B	997,500
1,500		Carlson Travel, Inc., 144A	9.500%	12/15/24	CCC+	1,400,625
2,000		Golden Nugget, Inc., 144A	6.750%	10/15/24	B3	2,015,000
1,500		Golden Nugget, Inc., 144A	8.750%	10/01/25	CCC+	1,556,250
1,000		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,036,500
500		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	468,900
1,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	1,113,750
1,000		Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	972,500
2,000		Viking Cruises Limited, 144A	5.875%	9/15/27	B	1,895,000
1,500		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	1,471,875
2,000		Wynn Macau Limited, 144A	5.500%	10/01/27	B+	1,960,000
		Total Hotels, Restaurants & Leisure				18,950,400

		Household Durables – 2.5%

3,000		Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	3,000,000
1,500		Beazer Homes USA Inc.	5.875%	10/15/27	B–	1,389,375
750		M-I Homes Inc.	5.625%	8/01/25	BB–	730,087
2,000		New Home Company Inc.	7.250%	4/01/22	B–	2,075,000
2,175		William Lyon Homes Incorporated	5.875%	1/31/25	B+	2,112,469
1,500	CAD	Yellow Pages Digital & Media Solutions Inc., 144A	10.000%	11/01/22	B+	1,184,655
		Total Household Durables				10,491,586

		Independent Power & Renewable Electricity Producers – 2.2%

2,000		Calpine Corporation, 144A	5.250%	6/01/26	BB+	1,930,000
1,250		GenOn Energy Inc., (4)	9.500%	10/15/18	N/R	1,000,000
2,000		NRG Energy Inc., 144A	5.750%	1/15/28	BB–	1,955,000
2,000		Talen Energy Supply LLC, 144A	9.500%	7/15/22	B+	1,940,000
2,500		TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,371,875
		Total Independent Power & Renewable Electricity Producers				9,196,875

		Industrial Conglomerates – 1.4%

800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	831,000
2,250		Icahn Enterprises Finance	6.750%	2/01/24	BB+	2,289,375
2,000		Stena International SA, 144A	5.750%	3/01/24	BB–	1,867,500
1,050		Techniplas, LLC, 144A	10.000%	5/01/20	B–	892,500
		Total Industrial Conglomerates				5,880,375

		Insurance – 0.3%

1,500		Genworth Holdings Inc.	4.800%	2/15/24	B	1,222,500

		Internet Software & Services – 0.8%

2,500		Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	2,468,750
1,500		Sungard Availability Services Capital, Inc., 144A	8.750%	4/01/22	Caa2	930,000
		Total Internet Software & Services				3,398,750

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		IT Services – 1.2%

$1,355		Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	$1,321,125
2,000		First Data Corporation, 144A	5.750%	1/15/24	BB+	2,012,500
1,500		First Data Corporation, 144A	5.000%	1/15/24	BB+	1,500,000
		Total IT Services				4,833,625

		Leisure Products – 0.5%

2,100		Mattel Inc., 144A	6.750%	12/31/25	Ba2	2,053,170

		Machinery – 1.7%

1,500		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	1,608,270
1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,560,000
2,300		Navistar International Corporation, 144A	6.625%	11/01/25	B–	2,300,000
1,750		Wabash National Corp., 144A	5.500%	10/01/25	B+	1,706,250
		Total Machinery				7,174,520

		Marine – 0.9%

2,900		Eletson Holdings Inc., 144A	9.625%	1/15/22	Caa2	1,595,000
1,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B	817,500
1,500		Navios Maritime Holdings Inc., 144A	11.250%	8/15/22	B–	1,501,875
		Total Marine				3,914,375

		Media – 8.4%

2,000		AMC Networks Inc.	4.750%	8/01/25	BB	1,927,260
1,500		CBS Radio, Inc., 144A	7.250%	11/01/24	B–	1,528,125
2,000		CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,957,500
1,250		CSC Holdings Inc., 144A	5.375%	2/01/28	Ba2	1,180,737
1,250		Dish DBS Corporation	5.875%	11/15/24	BB	1,114,063
1,250		Dish DBS Corporation	7.750%	7/01/26	BB	1,176,563
1,500		iHeartCommunications, Inc., (4)	7.250%	10/15/27	C	270,000
1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,567,500
829		McClatchy Company	9.000%	12/15/22	B1	863,196
750		McGraw-Hill Global Education Holdings, 144A	7.875%	5/15/24	BB+	717,015
2,000		Meredith Corporation, 144A	6.875%	2/01/26	B	2,052,500
1,750		National CineMedia LLC	6.000%	4/15/22	Ba3	1,767,500
1,650		Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,831,500
1,260		Neptune Finco Corporation, 144A	10.875%	10/15/25	B2	1,480,487
1,550		Quebecor Media Inc.	5.750%	1/15/23	B+	1,588,750
2,250		Radio One Inc., 144A	7.375%	4/15/22	B	2,227,500
3,250		SFR Group SA, 144A	7.375%	5/01/26	B1	3,095,625
2,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,985,000
1,255		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B+	1,316,181
3,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,863,841
2,500		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,603,775
		Total Media				35,114,618

		Metals & Mining – 10.5%

2,500		AK Steel Corporation	7.000%	3/15/27	B–	2,443,750
2,150		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	2,300,500
2,500		Allegheny Technologies Inc.	5.950%	1/15/21	B	2,550,000
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,546,053
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,133,117
565		Century Aluminum Company, 144A	7.500%	6/01/21	B+	574,888
1,500		Cleveland-Cliffs Inc., 144A	4.875%	1/15/24	BB–	1,455,000
1,000		Constellium N.V, 144A	6.625%	3/01/25	B–	1,012,500
3,150		Eldorado Gold Corporation, 144A	6.125%	12/15/20	B	2,992,500
1,000		First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	1,002,500
3,000		First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	2,850,000
1,500		FMG Resources, 144A	4.750%	5/15/22	BB+	1,481,250
2,000		FMG Resources, 144A	5.125%	5/15/24	BB+	1,972,480
1,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,007,000
1,900		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	1,971,250
2,250		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	2,300,625

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		Metals & Mining (continued)

$2,000		Northwest Acquisition/Dominion Finco Inc. , 144A	7.125%	11/01/22	BB	$2,040,000
750		Novelis Corporation, 144A	5.875%	9/30/26	B	738,750
2,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	2,060,000
1,000		Taseko Mines Limited, 144A	8.750%	6/15/22	B	1,042,500
1,922		Teck Resources Limited	4.750%	1/15/22	BB+	1,946,025
1,750		United States Steel Corporation	6.875%	8/15/25	BB–	1,798,125
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB+	2,944,725
900		Warrior Met Coal LLC, 144A	8.000%	11/01/24	B	915,750
		Total Metals & Mining				44,079,288

		Mortgage Real Estate Investment Trusts – 0.5%

2,000		Starwood Property Trust, 144A	4.750%	3/15/25	BB–	1,950,000

		Multiline Retail – 0.2%

1,000		J.C. Penney Corporation Inc.	6.375%	10/15/36	B+	630,000

		Oil, Gas & Consumable Fuels – 12.1%

839		Ascent Resources – Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B–	906,120
1,000	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	754,841
500		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B+	406,250
2,732		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,144,620
460		California Resources Corporation	6.000%	11/15/24	CCC–	280,600
1,185		Calumet Specialty Products	6.500%	4/15/21	CCC+	1,149,450
3,000		Chesapeake Energy Corporation, 144A	8.000%	6/15/27	CCC+	2,865,000
700		Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	728,000
1,500		Denbury Resources Inc., 144A	9.000%	5/15/21	B	1,537,500
1,000		Denbury Resources Incorporated	4.625%	7/15/23	CCC–	740,000
1,600		DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,516,040
1,500		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	Caa2	1,001,250
1,000		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	711,250
1,250		GasLog Limited	8.875%	3/22/22	N/R	1,296,875
2,100		Genesis Energy LP	6.500%	10/01/25	BB–	2,058,000
1,000		Gulfport Energy Corporation	6.375%	5/15/25	BB–	962,500
1,000		Moss Creek Resources Holdings, 14AA	7.500%	1/15/26	B+	1,008,450
3,000		Shelf Drill Holdings Limited, 144A	8.250%	2/15/25	B2	3,007,500
2,000		Petroleos Mexicanos, 144A	5.350%	2/12/28	BBB+	1,960,000
2,090		Par Petroleum LLC / Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	2,095,225
2,655		PBF Holding Company LLC.	7.250%	6/15/25	BB	2,757,881
1,175		Peabody Securities Finance Corporation, 144A	6.375%	3/31/25	BB	1,219,063
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa2	4,126,532
3,250		Petrobras Global Finance BV	7.375%	1/17/27	Ba2	3,518,125
1,000		Sanchez Energy Corp, 144A	7.250%	2/15/23	BB–	1,005,000
1,500		Sanchez Energy Corporation	7.750%	6/15/21	B–	1,380,000
1,250		Seadrill Limited, 144A, (4)	6.625%	9/15/20	N/R	300,000
3,000		Southwestern Energy Company	7.500%	4/01/26	BB	3,030,000
2,000		Sunoco LP / Sunoco Finance Corp, 144A	4.875%	1/15/23	BB	1,927,500
1,750		Ultra Resources, Inc., 144A	7.125%	4/15/25	BB	1,435,000
1,715		W&T Offshore, Inc.	8.500%	6/15/19	CC	1,637,825
1,250		Whiting Petroleum Corporation, 144A	6.625%	1/15/26	BB–	1,259,375
		Total Oil, Gas & Consumable Fuels				50,725,772

		Personal Products – 0.6%

2,590		Coty Inc., 144A, (WI/DD)	6.500%	4/15/26	BB	2,602,950

		Pharmaceuticals – 2.3%

1,795		Endo Finance LLC, 144A	5.375%	1/31/23	B3	1,359,713
3,500		Teva Pharmaceutical Finance Netherlands III BV, 144A	6.750%	3/01/28	BB	3,453,316
2,500		Valeant Pharmaceuticals International, 144A	5.500%	11/01/25	BB–	2,433,750
2,500		VRX Escrow Corp., 144A	5.875%	5/15/23	B–	2,218,750
		Total Pharmaceuticals				9,465,529

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

		Real Estate Management & Development – 1.9%

$1,375		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	$1,362,969
3,008		Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	3,038,080
3,700		Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	3,571,869
		Total Real Estate Management & Development				7,972,918

		Road & Rail – 2.8%

1,500		Avis Budget Car Rental, 144A	5.125%	6/01/22	BB–	1,500,075
2,318		Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	2,509,235
1,210		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,294,942
3,610		The Hertz Corporation, 144A	7.625%	6/01/22	BB–	3,650,613
2,500		XPO CNW, Inc.	6.700%	5/01/34	B	2,606,250
		Total Road & Rail				11,561,115

		Software – 0.2%

856		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	900,940

		Specialty Retail – 1.8%

1,500		goeasy Ltd, 144A	7.875%	11/01/22	BB–	1,608,300
1,750		L Brands, Inc.	6.875%	11/01/35	BB+	1,697,500
1,000		PetSmart, Inc., 144A	8.875%	6/01/25	Caa1	570,000
1,500		PetSmart, Inc., 144A	5.875%	6/01/25	B1	1,083,750
2,000		Rent-A-Center, Inc.	4.750%	5/01/21	B3	1,770,000
1,000		Sonic Automotive Inc.	6.125%	3/15/27	B+	965,000
		Total Specialty Retail				7,694,550

		Technology Hardware, Storage & Peripherals – 1.7%

4,000		Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	7.125%	6/15/24	BB+	4,270,000
1,190		NCR Corporation	6.375%	12/15/23	BB	1,234,625
1,500		Seagate HDD Cayman	4.875%	6/01/27	Baa3	1,420,654
		Total Technology Hardware, Storage & Peripherals				6,925,279

		Tobacco – 0.3%

1,250		Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,250,000

		Trading Companies & Distributors – 0.4%

1,500		Avation Capital SA, 144A	7.500%	5/27/20	BB–	1,492,500

		Transportation Infrastructure – 0.8%

2,000		Hidrovias International Finance SARL, 144A	5.950%	1/24/25	BB	1,980,400
1,500		Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,466,112
		Total Transportation Infrastructure				3,446,512

		Wireless Telecommunication Services – 4.6%

1,900		C&W SR Financing Designated Activity Co, 144A	6.875%	9/15/27	BB–	1,895,250
800		Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB+	808,408
2,500		Digicel Limited, 144A	6.000%	4/15/21	B1	2,346,875
2,250		Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	2,250,000
1,500		Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,430,625
3,250		Sprint Capital Corporation	6.875%	11/15/28	B+	3,034,687
1,000		Sprint Communications Inc., 144A	7.000%	3/01/20	BB	1,050,000
1,000		Sprint Corp	7.625%	3/01/26	B+	976,250
3,000		Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	3,015,000
2,500		UPC Holding BV, 144A	5.500%	1/15/28	B	2,306,250
		Total Wireless Telecommunication Services				19,113,345
		Total Corporate Bonds (cost $489,342,487)				476,555,353

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 8.5% (6.1% of Total Investments)

	Banks – 6.2%

$1,200	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (6)	Ba2	$1,163,400
3,240	Barclays PLC	8.250%	N/A (6)	BB+	3,343,032
2,215	Credit Agricole SA, 144A	8.125%	N/A (6)	BBB–	2,523,301
2,000	Credit Agricole, S.A, 144A	6.625%	N/A (6)	BBB–	2,052,500
2,000	HSBC Holdings PLC	6.875%	N/A (6)	BBB	2,112,500
2,500	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	BB–	2,618,750
3,705	Lloyds Banking Group PLC	7.500%	N/A (6)	Baa3	4,015,294
475	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	491,031
3,000	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	Ba3	3,120,000
4,300	UniCredit SpA, Reg S	8.000%	N/A (6)	B+	4,477,375
24,635	Total Banks				25,917,183

	Capital Markets – 1.9%

1,500	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	1,624,029
2,000	Deutsche Bank AG, Reg S	6.250%	N/A (6)	BB–	1,952,776
2,000	Macquarie Bank Limited, 144A	6.125%	N/A (6)	Ba1	1,952,500
2,500	UBS Group AG, Reg S	7.000%	N/A (6)	BBB–	2,687,500
8,000	Total Capital Markets				8,216,805

	Diversified Financial Services – 0.4%

1,500	BNP Paribas, 144A	7.625%	N/A (6)	BBB–	1,610,625
$34,135	Total Contingent Capital Securities (cost $34,326,030)				35,744,613

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.7% (5.5% of Total Investments)

	Automobiles – 0.7%

$3,000	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$2,947,500

	Banks – 2.6%

3,000	Bank of America Corp	5.875%	N/A (6)	BBB–	3,018,925
2,250	CIT Group Inc., Series A	5.800%	N/A (6)	B+	2,250,000
1,385	Citigroup Inc.	5.875%	N/A (6)	BB+	1,430,013
2,000	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,535,000
1,320	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	1,440,120
9,955	Total Banks				10,674,058

	Capital Markets – 0.7%

3,000	Morgan Stanley	5.550%	N/A (6)	BB+	3,093,060

	Commercial Services & Supplies – 0.4%

1,500	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	1,618,125

	Food Products – 0.4%

1,500	Land O’ Lakes Incorporated, 144A	8.000%	9/15/66	BB	1,681,875

	Insurance – 1.0%

2,000	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,067,500
2,000	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,167,500
4,000	Total Insurance				4,235,000

	Oil, Gas & Consumable Fuels – 1.3%

2,000	Buckeye Partners LP.	6.375%	1/22/78	Ba1	1,976,150
1,750	Enbridge Inc.	6.000%	1/15/77	BBB–	1,723,750
1,750	Plains All American Pipeline L.P	6.125%	N/A (6)	BB	1,688,750
5,500	Total Oil, Gas & Consumable Fuels				5,388,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.6%

$2,500	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	N/A (6)	B+	$2,596,250
$30,955	Total $1,000 Par (or similar) Institutional Preferred (cost $31,414,870)				32,234,518

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 6.1% (4.3% of Total Investments)

	Argentina – 0.9%

$1,000	Republic of Argentina	6.875%	4/22/21	B+	$1,060,000
2,350	Republic of Argentina	7.500%	4/22/26	B+	2,509,800
3,350	Total Argentina				3,569,800

	Costa Rica – 0.8%

400	Republic of Costa Rica, 144A	7.000%	4/04/44	Ba2	412,800
2,900	Republic of Costa Rica, 144A	4.250%	1/26/23	Ba2	2,789,800
3,300	Total Costa Rica				3,202,600

	Dominican Republic – 0.7%

3,000	Dominican Republic, 144A	5.500%	1/27/25	BB–	3,086,880

	Egypt – 0.6%

2,500	Arab Republic of Egypt, 144A	5.875%	6/11/25	B	2,510,950

	El Salvador – 0.5%

2,100	Republic of El Salvador, 144A	7.750%	1/24/23	B3	2,286,102

	Honduras – 0.5%

1,000	Honduras Government, 144A	8.750%	12/16/20	BB–	1,104,890
1,000	Honduras Government, 144A	6.250%	1/19/27	BB–	1,056,970
2,000	Total Honduras				2,161,860

	Oman – 0.5%

2,000	Oman Government International Bond, 144A	5.625%	1/17/28	Baa3	1,950,000

	South Africa – 0.4%

1,500	Republic of South Africa	5.875%	9/16/25	Baa3	1,597,425

	Sri Lanka – 0.7%

3,000	Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	2,988,234

	Turkey – 0.5%

2,000	Republic of Turkey, Government Bond	5.750%	3/22/24	BB+	2,050,000
$24,750	Total Sovereign Debt (cost $25,442,361)				25,403,851

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.8% (0.6% of Total Investments)

	Banks – 0.1%

10,786	Zions Bancorporation	6.300%		BB	$290,683

	Equity Real Estate Investment Trusts – 0.1%

13,000	Colony Northstar, Inc.	8.750%		N/R	325,650

	Food Products – 0.3%

50,000	CHS Inc.	7.100%		N/R	1,405,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 0.3%

60,000	Nustar Energy LP	8.500%		B1	$1,389,600
	Total $25 Par (or similar) Retail Preferred (cost $3,478,692)				3,410,933

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.4% (0.2% of Total Investments)

	Capital Markets – 0.4%

$1,500	Prospect Capital Corporation	4.950%	7/15/22	BBB–	$1,496,517
$1,500	Total Convertible Bonds (cost $1,479,053)				1,496,517

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2%

20,000	Anadarko Petroleum Corporation	7.500%		N/R	$596,000
	Total Convertible Preferred Securities (cost $1,000,000)				596,000

Shares	Description (1)				Value

	COMMON STOCKS – 0.1% (0.1% of Total Investments)

	Energy Equipment & Services – 0.0%

722	Key Energy Services Inc.				$8,462

	Oil, Gas & Consumable Fuels – 0.1%

13,236	Penn Virginia Corporation				463,790
2,418	Vanguard Natural Resources, LLC, (7)				22,608
	Total Oil, Gas & Consumable Fuels				486,398
	Total Common Stocks (cost $2,425,986)				494,860
	Total Long-Term Investments (cost $588,909,479)				575,936,645

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.5% (1.8% of Total Investments)

	REPURCHASE AGREEMENTS – 2.5% (1.8% of Total Investments)

$10,264	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $10,265,155, collateralized by $10,730,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $10,473,585	0.740%	4/02/18		$10,264,311
	Total Short-Term Investments (cost $10,264,311)				10,264,311
	Total Investments (cost $599,173,790) – 140.2%				586,200,956
	Borrowings – (41.9)% (8), (9)				(175,200,000)
	Other Assets Less Liabilities – 1.7% (10)				7,245,411
	Net Assets – 100%				$418,246,367

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	$3,145,538	Pound Sterling	$2,260,000	Bank of America, N.A.	4/27/18	$(28,339)
U.S. Dollar	4,785,537	Canadian Dollar	6,175,979	Goldman Sachs Bank USA	4/27/18	(10,536)
Total	$7,931,075		$8,435,979			$(38,875)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(92)	6/18	$(11,077,876)	$(11,144,938)	$(67,061)	$(21,563)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$3,049,813	$3,049,813

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$476,555,353	$—	$476,555,353
Contingent Capital Securities	—	35,744,613	—	35,744,613
$1,000 Par (or similar) Institutional Preferred	—	32,234,518	—	32,234,518
Sovereign Debt	—	25,403,851	—	25,403,851
$25 Par (or similar) Retail Preferred	3,410,933	—	—	3,410,933
Convertible Bonds	—	1,496,517	—	1,496,517
Convertible Preferred Securities	596,000	—	—	596,000
Common Stocks	494,860	—	—	494,860
Short-Term Investments:
Repurchase Agreements	—	10,264,311	—	10,264,311

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	(38,875)	—	(38,875)
Futures Contracts*	(67,061)	—	—	(67,061)
Interest Rate Swaps*	—	3,049,813	—	3,049,813
Total	$4,434,732	$584,710,101	$—	$589,144,833
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$600,304,168
Gross unrealized:
Appreciation	$10,859,622
Depreciation	(24,962,834)
Net unrealized appreciation (depreciation) of investments	$(14,103,212)

Tax cost of forwards	$(38,875)
Net unrealized appreciation (depreciation) on forwards	—

Tax cost of futures contracts	$(67,061)
Net unrealized appreciation (depreciation) on futures contracts	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) on swaps	3,049,813

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	Borrowings as a percentage of Total Investments is 29.9%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

LIBOR	London Inter-Bank Offered Rate

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018